Goodwill and Intangible Assets Other Intangible Assets (Details) - USD ($) $ in Thousands	9 Months Ended
	Dec. 31, 2018	Mar. 31, 2020	Mar. 31, 2019
Summary of Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Asset Impairment Charges	$ 16,249
Finite-Lived Intangible Assets, Gross		$ 995,252	$ 973,357
Finite-Lived Intangible Assets, Accumulated Amortization		429,779	368,743
Customer Relationships [Member]
Summary of Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross		614,162	623,774
Finite-Lived Intangible Assets, Accumulated Amortization		227,581	189,752
Noncompete Agreements [Member]
Summary of Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross		4,646	4,693
Finite-Lived Intangible Assets, Accumulated Amortization		4,012	3,945
Patented Technology [Member]
Summary of Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross		259,101	226,520
Finite-Lived Intangible Assets, Accumulated Amortization		145,457	126,149
Trademarks and Trade Names [Member]
Summary of Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross		62,543	63,570
Finite-Lived Intangible Assets, Accumulated Amortization		39,942	38,850
supplier relationships [Member]
Summary of Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross		54,800	54,800
Finite-Lived Intangible Assets, Accumulated Amortization		$ 12,787	$ 10,047